Related parties and variable interest entities	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related parties and variable interest entities	Related parties and variable interest entities
Carl Zeiss SMT GmbH is our single supplier, and we are their single customer, of optical columns for lithography systems. Carl Zeiss SMT GmbH is capable of developing and producing these items only in limited numbers and only through the use of manufacturing and testing facilities in Oberkochen and Wetzlar, Germany. Our relationship with
Carl Zeiss SMT GmbH is structured as a strategic alliance that is run under the principle of ‘two companies, one business’ and is focused on continuous innovation and improvement of operational excellence in the lithography business.
We have a 24.9% interest in Carl Zeiss SMT Holding GmbH & Co. KG (ultimate parent is Carl Zeiss AG), which owns
100% of the shares in Carl Zeiss SMT GmbH. Based on the 24.9% investment, Carl Zeiss SMT Holding GmbH & Co.
KG and its subsidiaries are considered related parties. Additionally, we have determined that Carl Zeiss SMT Holding
GmbH & Co. KG is a variable interest entity because the entity was established without substantive voting rights since there is disparity between our voting rights and our economics, as well as substantially all of Carl Zeiss SMT
Holding GmbH & Co. KG’s activities involve us or are conducted on our behalf. However, we are not the primary beneficiary of the variable interest entity, because we lack the power to direct the activities that most significantly impact Carl Zeiss SMT Holding GmbH & Co. KG’s economic performance.
We have had several framework agreements in place with Carl Zeiss SMT GmbH since 1997.
2021 Framework Agreement
We entered into a new framework agreement in September 2021 with Carl Zeiss SMT GmbH, with effect as of the beginning of 2021. This agreement, which we refer to as the 2021 framework agreement, replaced our key existing framework agreements and continues our strategic alliance to meet end customer demand. The key components to the framework agreement are:
•A behavior and interaction model that fosters mutual respect and understanding
•A governance model that enables both companies to become more effective and aligned in their decision-making and the execution of the strategy in the business via mutual approval on (i) certain investment decisions affecting the lithography business, and (ii) the requirements of all products supplied by Carl Zeiss SMT GmbH
•New variable pricing model for purchases of products and services determined by the relevant annual financial performance of both ASML and Carl Zeiss SMT GmbH in the lithography business
•Cash support via additional prepayments on product deliveries to ensure Carl Zeiss SMT GmbH a minimum adjusted free cash flow floor in an annual period, if certain criteria are met
•A commitment from ASML to finance the capital expenditures of Carl Zeiss SMT GmbH up to €1 billion if Carl Zeiss
SMT GmbH's investments required to execute on the lithography business roadmap exceed certain thresholds, measured annually
The financing takes place through loan agreements, with the key terms being:
•Ten years term loans with linear annual repayment after a three-year grace period
•Interest rate subject to a floor of 0.01% and a cap of 1%
•Voluntary repayment option without penalty
•The loan is secured by a parental guarantee from Zeiss AG
As of December 31, 2023, we have financed a total amount of €912.4 million (December 31, 2022: €364.4 million)
through this loan agreement. This loan to Carl Zeiss SMT GmbH is valued at amortized cost and presented within the
Consolidated Balance Sheets as Loan receivable.
Transition from previous agreements
In 2016, we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and supply chain investments, in respect of EUV 0.55 NA (High NA). With our new framework agreement, these payments will no longer be made starting in 2021. We paid €969.1 million prior to the effective amendment date of the new framework agreement, of which €305.5 million relating to R&D costs, which was not to be repaid, and €663.6 million relating to capital expenditures and supply chain investments. The method of repayment for the capital expenditure and supply chain investment support has been converted to be repaid annually to ASML between 2021 and 2032. This amount is presented within Other assets as Advanced payments to Carl Zeiss SMT GmbH. The new framework agreement does not change the risk associated with these assets.
The cash outflows from ASML in the new variable pricing model for purchases of products and services was determined to currently have two elements. The first is cash outflows for purchasing products and services reflected in our inventory valuation and cost of sales. The second consists of R&D funding for High NA to Carl Zeiss SMT
GmbH, for which these costs are presented within Research and development costs. For 2023, the related R&D funding amounted to €67.6 million (2022: €76.6 million; 2021: €61.2 million).
In addition to the High NA support, we make non-interest bearing advance payments to support Carl Zeiss SMT
GmbH’s work-in-process. These payments are made to secure optical column deliveries and these advance payments are settled through future lens or optical column deliveries, and are also presented in Other Assets. The new framework agreement does not change our right to settle the previously paid amounts and does not change the risk associated with these assets. We will continue to support Carl Zeiss SMT GmbH’s work-in-process under the new framework agreement through prepayments on product deliveries.
The below table shows the outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated Balance Sheets, as well as our maximum exposure to losses:

Year ended December 31 (€, in millions)	2022	2023	Maximum exposure to loss
Advance payments included in Other assets	1,100.3	1,182.7	1,182.7
Advance payments included in Property, plant and equipment	70.0	—	—
Loan receivable	364.4	912.4	912.4
Investment agreement for 24.9% equity	923.6	919.6	919.6
Accounts receivable	—	7.8	7.8
Accounts payable	269.2	4.0	—
Cost to be paid included in Accrued and other liabilities	111.2	199.9	—
Our maximum exposure to loss related to our involvement in Carl Zeiss SMT Holding GmbH & Co. KG as a variable interest entity includes the carrying value of each of the assets, as well as the risk of any future operating losses of
Carl Zeiss SMT Holding GmbH & Co. KG, which cannot be quantified.
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Total purchases	2,070.3	2,693.6	3,325.9
Other related party considerations
Except as described above, there have been no transactions between ASML or any of its subsidiaries, any other significant shareholder, any director or officer, or any relative or spouse thereof, other than arrangements in the ordinary course of business. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof.
Furthermore, ASML has not granted any personal loans, guarantees, or the like to members of the Board of
Management or Supervisory Board.